UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for 2 of its series:

Allspring Managed Account CoreBuilder Shares – Series M and Allspring Managed Account CoreBuilder Shares – Series SM.

Date of reporting period: December 31, 2021

ITEM 1. REPORT TO STOCKHOLDERS

Annual Report
December 31, 2021
Allspring Managed Account
■	Allspring Managed Account CoreBuilder® Shares – Series M

The views expressed and any forward-looking statements are as of December 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Managed Account  |  1

Performance highlights (unaudited)
Investment objective	The Fund seeks total return, consisting of current income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Terry J. Goode, Robert J. Miller, Adrian Van Poppel, Nicholos Venditti
Average annual total returns (%) as of December 31, 2021
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net [2]
Allspring Managed Account CoreBuilder Shares - Series M (WFCMX)	4-14-2008	2.73	4.97	5.22	0.03	0.00
Bloomberg Municipal Bond Index[3]	–	1.52	4.17	3.72	–	–

[1]	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	Generally, no ordinary fees or expenses are charged to the Fund. Allspring Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
[3]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-888-877-9275.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Shares are sold without a front-end sales charge or contingent deferred sales charge.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.
CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Allspring Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
Please remember that shares of the Fund may be purchased only by or on behalf of separately managed account clients where Allspring Funds Management, LLC has an agreement to serve as investment adviser or subadviser to the account with the separately managed account sponsor (typically a registered investment adviser or broker/dealer) or directly with the client.

2  |  Allspring Managed Account

Performance highlights (unaudited)
Growth of $10,000 investment as of December 31, 20211
[1]	The chart compares the performance of the Fund for the most recent ten years with the Bloomberg Municipal Bond Index. The chart assumes a hypothetical investment of $10,000 investment and reflects all operating expenses of the Fund.

Allspring Managed Account  |  3

Performance highlights (unaudited)
MANAGER'S DISCUSSION
Fund highlights
■	The Fund outperformed its benchmark, the Bloomberg Municipal Bond Index, for the 12-month period that ended December 31, 2021.
■	Credit positioning and security selection were the primary drivers of performance.
■	Duration and sector positioning were also modestly positive, but their contributions were dwarfed by credit and selection.
■	While our yield-curve positioning was generally positive, our underweight to the long end of the yield curve detracted.
Inflation and the Omicron variant were key drivers of performance.
The year began with a change of control in Washington with Democrats taking control of the Senate and the Presidency. Political theatre became too real as insurrection had to be put down quickly but not without significant property damage and human causalities. Democrats hit the ground running introducing and passing the American Rescue Plan early in the year providing $350 billion in direct payments to state and local governments. This combined with previous stimulus packages in 2020 and a dovish U.S. Federal Reserve (Fed) policy for most of the year set the US economy up for continued recovery in face of a raging epidemic. Economic data was initially mixed but had a positive bent albeit with clear signs of supply chain and labor market issues and building inflationary pressures. With more widespread testing and vaccine rollouts optimism prevailed and economic data turned decidedly positive although previously mentioned issues remained.
The second half of the period was characterized by volatile U.S. markets as consumers weighed positive unemployment and growth trends against fears surrounding the latest Omicron variant of COVID-19 cases, supply chain disruptions, and inflationary data. Annualized real gross domestic product was estimated to grow 6.5% in the last three months of the calendar year. U.S. inflation climbed 6.8% in November, the highest level in nearly 40 years, as strong consumer demand battled ongoing supply constraints. The U.S. unemployment rate fell to 4.2% and initial jobless claims reached a pandemic low. On the fiscal policy front Congress passed additional stimulus in the $1.2 trillion Infrastructure Investment and Jobs Act but was not able to gain sufficient support for the Build Back Better Act, which is largely perceived to be dead at this point. The Federal Open Market Committee (FOMC) will decrease the monthly asset purchases of Treasury and Mortgage Backed Securities by March 2022. Following the December meeting, 12 of 18 FOMC members expect at least three rate hikes next year.
Credit quality as of December 31, 2021[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.
The stock market was on a tear for most of the year with the S&P 500 returning 28.71%.  Fixed income struggled as changes in Fed policy and inflation fears weighed on fixed income and the 10 year Treasury which started the year at 0.91% ended at 1.51%.  According to the Bloomberg Municipal Bond Index, municipal bonds returned 1.52% in 2021, outpacing investment-grade corporates, Treasuries, and aggregate bonds. As expected, income drove performance as price returns were negative. Demand for municipal paper helped anchor yields and mitigate much of the volatility witnessed in the U.S. Treasury and corporate fixed-income markets. Municipal-to-Treasury ratios

4  |  Allspring Managed Account

Performance highlights (unaudited)
remained rich as a record $100 billion of investor inflows provided technical support to the municipal bond market. Fundamentals were also supported by fiscal stimulus, which continued to wind its way through to the real economy. Concerns surrounding inflation, economic growth, fiscal policy, infrastructure, and COVID-19 continue to remain in focus.
Allocations to A-rated and BBB-rated bonds, as well as a modest allocation to high-yield bonds, drove performance.
Overall, the Fund’s credit allocation was the largest driver of performance. Our underweight to high-quality AAA-rated and AA-rated bonds in favor of lower-quality, investment-grade A-rated and BBB-rated bonds was positive as lower-quality, investment-grade bonds outperformed by a wide margin. In addition to providing higher levels of income, both rating categories outperformed higher-quality investment-grade bonds on a price basis, with the BBB rating category the only investment-grade category with positive price performance. Our modest high-yield exposure was also additive as high-yield bonds outperformed high-quality bonds for the year.
Security selection was the second-largest driver of performance. Rigorous credit analysis by our research team sought to identify credits that could benefit the Fund by recognizing opportunities and avoiding pitfalls, especially for credits that were tied to the reopening of the economy. Relative-value trading also sought to enhance performance as we optimized buys and sells in certain issuers.
Duration positioning was a modest contributor to performance. While we moved duration around within a narrow band during the period to take advantage of anticipated seasonal opportunities, our overall short position was positive as price returns were negative for the period.
Effective maturity distribution as of December 31, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.
A strong technical backdrop and demand may benefit municipal bonds.
Absent a significant increase in Treasury rates, municipal bonds should benefit in the first couple months of the year from the strong technical backdrop with limited tax-exempt supply and continued strong demand. It will be a challenge to meet or exceed the record level of inflows experienced in 2021, but we do expect demand for municipals to remain solid due to the favorable credit and higher recovery rates compared with other fixed-income asset classes. We also expect the extraordinary fiscal support provided to municipals to continue to work its way through the economy and provide credit support. The passage of some version of the Biden Economic Agenda in the form of the Build Back Better bill could also provide support for municipals.
We expect the Federal Reserve to raise rates, with the actual number of times largely data dependent with a focus on inflation, supply chain issues, and COVID-19. Municipals have historically outperformed other fixed-income asset classes in a rising-rate environment, and we expect that to continue. However, actual returns could be more modest than in recent years. Security selection and sector rotation will continue to be keys in driving returns for 2022 as we navigate rich municipal-to-Treasury ratios, tight credit spreads, and a potentially volatile rates market.

Allspring Managed Account  |  5

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2021 to December 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 7-1-2021	Ending account value 12-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Actual	$1,000.00	$1,007.32	$0.00*	0.00%*
Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	$0.00*	0.00%*
1 Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).
*  Generally, no ordinary fees or expenses are charged to the Fund. Allspring Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

6  |  Allspring Managed Account

Portfolio of investments—December 31, 2021

	Principal	Value
Closed end municipal bond fund obligations: 0.23%
Other: 0.23%
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series C (20 shares) 0.25% ø	$ 2,000,000	$ 2,000,000
Total Closed end municipal bond fund obligations (Cost $2,000,000)		2,000,000

	Interest rate	Maturity date
Municipal obligations: 99.64%
Alabama: 1.23%
Tax revenue: 0.67%
Alabama Federal Aid Highway Finance Authority Series A	5.00%	9-1-2035	4,995,000	6,005,852
Utilities revenue: 0.33%
Southeast Alabama Gas Supply District Project #2 Series B (1 Month LIBOR +0.85%) ±	0.92	6-1-2049	2,925,000	2,951,602
Water & sewer revenue: 0.23%
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2026	1,350,000	1,169,047
Jefferson County AL Sewer Revenue Senior Lien (AGM Insured)	5.50	10-1-2053	760,000	838,337
				2,007,384
				10,964,838
Alaska: 0.24%
Health revenue: 0.24%
Alaska Industrial Development & Export Authority Series A ##	5.00	10-1-2032	1,740,000	2,165,798
Arizona: 2.60%
Education revenue: 1.65%
Arizona IDA Education Revenue Candeo Schools Incorporated Project Series 2020A	4.00	7-1-2047	650,000	724,064
Arizona IDA Education Revenue Series 2021A	4.00	7-1-2041	1,000,000	1,135,405
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses	5.00	7-1-2023	280,000	292,352
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	4.90	6-15-2028	460,000	487,741
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,000,000	1,097,690
Maricopa County AZ IDA Horizon Community Learning Center Project	5.00	7-1-2035	3,000,000	3,286,272
Pima County AZ IDA Educational Facility Desert Heights Charter School	7.00	5-1-2034	1,000,000	1,092,430
Pima County AZ IDA Facility Revenue Refunding Bond Series 2022 144A%%	4.00	6-15-2031	1,045,000	1,098,243
Pima County AZ IDA Noah Webster Schools Project Series A	6.75	12-15-2033	1,120,000	1,228,093
Pima County AZ IDA Paideia Academies Project 144A	5.00	7-1-2025	395,000	412,960
Pima County AZ IDA Paideia Academies Project 144A	6.00	7-1-2035	1,475,000	1,606,342
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  7

Portfolio of investments—December 31, 2021

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Pima County AZ IDA Paideia Academies Project 144A	6.13%	7-1-2045	$ 2,000,000	$ 2,159,534
Yavapai County AZ IDA Business & Equine Center Project 144A	4.63	3-1-2022	75,000	75,424
				14,696,550
GO revenue: 0.06%
Verrado AZ Community Facilities District #1 144A	5.00	7-15-2022	500,000	506,039
Health revenue: 0.12%
Tempe AZ IDA Series 2021A	4.00	12-1-2030	495,000	563,708
Tempe AZ IDA Series 2021A	4.00	12-1-2031	470,000	532,015
				1,095,723
Tax revenue: 0.15%
City of San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2038	1,200,000	1,321,064
Utilities revenue: 0.62%
Marcopia County AZ PCR Refunding Bonds Series A	2.40	6-1-2035	500,000	501,453
Salt River Agricultural Improvement & Power Project Series A	5.00	12-1-2045	2,000,000	2,265,706
Salt Verde Financial Corporation Gas Revenue Bond Series 2007-1	5.00	12-1-2032	2,055,000	2,711,362
				5,478,521
				23,097,897
California: 3.56%
Airport revenue: 1.69%
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	10,000,000	11,597,255
San Jose CA Airport Revenue Refunding Bond AMT Series A	5.00	3-1-2033	1,695,000	2,198,594
San Jose CA Airport Revenue Refunding Bond AMT Series A	5.00	3-1-2035	1,000,000	1,187,707
				14,983,556
Education revenue: 0.24%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	1,000,000	1,105,759
University of California Series AI	5.00	5-15-2038	1,000,000	1,060,697
				2,166,456
GO revenue: 0.51%
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	500,000	442,734
Hawthorne CA School District CAB Series C ¤	0.00	11-1-2025	100,000	95,716
Los Angeles CA Unified School District Series R	4.00	7-1-2044	3,000,000	3,548,545
Peralta CA Community College District Alameda County	5.00	8-1-2024	450,000	462,298
				4,549,293
Health revenue: 0.25%
California HFFA Stanford Health Care Series A	4.00	8-15-2050	1,000,000	1,170,675
The accompanying notes are an integral part of these financial statements.

8  |  Allspring Managed Account

Portfolio of investments—December 31, 2021

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
University of California Regents Medical Center Prerefunded Bond Series J	5.25%	5-15-2038	$ 780,000	$ 833,150
University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	220,000	234,318
				2,238,143
Housing revenue: 0.12%
California Community Housing Agency Essential Housing Revenue Serenity at Larkspur Series C 144A	5.00	2-1-2050	500,000	534,199
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	484,507	558,057
				1,092,256
Miscellaneous revenue: 0.19%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	1,000,000	1,107,762
San Diego CA PFA Capital Improvement Project Series B	5.00	10-15-2029	500,000	577,974
				1,685,736
Transportation revenue: 0.30%
Riverside County CA Transportation Commission Toll Revenue 2021 Series B-1	4.00	6-1-2046	2,250,000	2,649,162
Utilities revenue: 0.20%
California Community Choice Financing Authority Clean Energy Project Revenue Series 2021A	4.00	10-1-2052	1,500,000	1,731,537
Water & sewer revenue: 0.06%
Los Angeles CA Department of Water & Power Series A	5.00	7-1-2039	500,000	554,242
				31,650,381
Colorado: 2.61%
Education revenue: 0.35%
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	1,375,000	1,579,068
Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	405,000	436,431
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13	9-1-2048	1,000,000	1,125,340
				3,140,839
GO revenue: 0.65%
Aviation Station North Metropolitan District #2 Limited Series A	5.00	12-1-2039	750,000	801,707
Broadway Station Metropolitan District #3	5.00	12-1-2039	749,000	809,407
Colorado Aviation Station North Metropolitan District #2 Refunding & Improvement Bonds Limited Tax Series A	5.00	12-1-2048	850,000	902,503
Douglas County CO Rampart Range Metropolitan District #5 Series 2021	4.00	12-1-2036	1,000,000	1,037,058
Southlands CO Metropolitan District #1 Series A-2	5.00	12-1-2047	650,000	723,612
Thompson Crossing Metropolitan District #4	5.00	12-1-2039	1,400,000	1,517,331
				5,791,618
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  9

Portfolio of investments—December 31, 2021

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.68%
Colorado Health Facilities Authority CommonSpirit Health Series A2	5.00%	8-1-2044	$ 3,000,000	$ 3,683,972
Colorado Health Facilities Authority Revenue Bonds Hospital Advent Health Obligated Group Series A	4.00	11-15-2043	2,000,000	2,344,789
				6,028,761
Industrial development revenue: 0.33%
Denver CO Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016	5.00	12-1-2033	2,500,000	2,892,047
Miscellaneous revenue: 0.60%
Colorado Certificate of Participation Rural Colorado Series A	4.00	12-15-2038	2,000,000	2,446,193
Regents of the University of Colorado Certificate of Participation Series A	5.00	11-1-2028	1,000,000	1,085,783
Westminster CO Public Schools Certificate of Participation Series 2019 (AGM Insured)	5.00	12-1-2048	1,500,000	1,826,487
				5,358,463
				23,211,728
Connecticut: 1.57%
Education revenue: 0.56%
Connecticut State HEFAR Trinity College Series R	5.00	6-1-2035	850,000	1,096,845
Connecticut State HEFAR Trinity College Series R	5.00	6-1-2036	880,000	1,133,211
University of Connecticut Series A	5.00	2-15-2041	2,200,000	2,775,314
				5,005,370
GO revenue: 0.62%
Bridgeport CT Series A	5.00	6-1-2035	1,000,000	1,266,765
Hamden CT (BAM Insured)	5.00	8-15-2024	450,000	502,682
Hamden CT (BAM Insured)	5.00	8-15-2025	275,000	305,748
Hamden CT Series A (BAM Insured)	4.00	8-1-2039	500,000	582,939
Hamden CT Series A	5.00	8-1-2035	500,000	627,074
Hartford CT Series 2013B	5.00	4-1-2028	2,055,000	2,166,652
				5,451,860
Health revenue: 0.39%
Connecticut HEFA Revenue Nuvance Health Series A	4.00	7-1-2041	860,000	989,670
Connecticut HEFA Revenue Stamford Hospital Series M %%	4.00	7-1-2040	2,150,000	2,495,130
				3,484,800
				13,942,030
Delaware: 0.25%
Education revenue: 0.19%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,500,000	1,679,915
Transportation revenue: 0.06%
Delaware River & Bay Authority Revenue Bonds Refunding Series 2022%%	5.00	1-1-2037	400,000	502,084
				2,181,999
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Managed Account

Portfolio of investments—December 31, 2021

	Interest rate	Maturity date	Principal	Value
District of Columbia: 0.65%
Airport revenue: 0.22%
Metropolitan Washington Airports Authority Series 2021A	5.00%	10-1-2046	$ 1,500,000	$ 1,911,884
Miscellaneous revenue: 0.03%
District of Columbia Association of American Medical Colleges Series A	5.00	10-1-2024	270,000	292,157
Tax revenue: 0.40%
District of Columbia Income Tax Secured Revenue Bond Series A	4.00	3-1-2045	3,000,000	3,545,394
				5,749,435
Florida: 5.78%
Airport revenue: 3.18%
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2036	4,500,000	5,155,952
Broward County FL Port Facilities Revenue Bond Series 2019B	4.00	9-1-2037	7,490,000	8,574,151
Jacksonville FL Port Authority Series B	5.00	11-1-2040	2,625,000	3,183,405
Jacksonville FL Port Authority Series B	5.00	11-1-2044	5,500,000	6,621,374
Miami-Dade County FL Aviation Refunding Bond AMT Series A	5.00	10-1-2049	3,000,000	3,641,098
Miami-Dade County FL Seaport Revenue Bond AMT Series B	6.00	10-1-2033	1,000,000	1,097,024
				28,273,004
Education revenue: 0.48%
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	1,000,000	1,115,325
Florida Higher Educational Facilities Financing Authority Jacksonville University 144A	4.50	6-1-2033	1,300,000	1,499,870
Miami-Dade County FL IDA Youth Co-Op Charter School Project Series 2015A 144A	5.75	9-15-2035	1,500,000	1,639,417
				4,254,612
Health revenue: 0.71%
Atlantic Beach FL HCFR Fleet Landing Project Series B	5.63	11-15-2043	1,500,000	1,596,111
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	250,000	250,033
Jacksonville FL HCFR Brooks Rehabilitation	4.00	11-1-2045	1,500,000	1,714,795
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2030	225,000	292,058
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2031	450,000	578,801
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2032	250,000	320,749
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2033	250,000	320,194
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2035	475,000	606,298
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2036	475,000	605,097
				6,284,136
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  11

Portfolio of investments—December 31, 2021

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.43%
CityPlace Florida Community Development District	5.00%	5-1-2022	$ 500,000	$ 507,485
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	3,000,000	3,306,318
				3,813,803
Transportation revenue: 0.53%
Florida State Department of Transportation Sunshine Bridge	4.00	7-1-2037	4,000,000	4,701,334
Utilities revenue: 0.08%
Lakeland FL Energy System Revenue Bond Series 2021	5.00	10-1-2048	500,000	765,503
Water & sewer revenue: 0.37%
Orange County FL Water and Wastewater Revenue Utility	5.00	10-1-2040	1,090,000	1,423,600
Wildwood FL Utility Dependent District Series 2021 (BAM Insured)	5.00	10-1-2038	1,455,000	1,873,972
				3,297,572
				51,389,964
Georgia: 3.69%
Energy revenue: 0.25%
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 Project M	5.00	1-1-2036	800,000	977,240
Municipal Electric Authority of Georgia Project One Subordinated Bond Series A	5.00	1-1-2044	1,000,000	1,225,507
				2,202,747
Health revenue: 1.17%
Brookhaven GA Development Authority Childrens Healthcare of Atlanta	4.00	7-1-2049	8,000,000	9,243,154
Fulton County GA Development Authority Hospital WellStar Health System Series A	5.00	4-1-2042	1,000,000	1,194,215
				10,437,369
Industrial development revenue: 0.14%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Ambac Insured)	5.00	1-1-2027	50,000	57,487
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series B 144A	5.00	1-1-2054	1,000,000	1,163,488
				1,220,975
Utilities revenue: 2.13%
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project øø	2.25	10-1-2032	1,000,000	1,024,791
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2 øø	2.93	11-1-2048	5,000,000	5,256,559
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2018C (Royal Bank of Canada LIQ) øø	4.00	8-1-2048	4,000,000	4,248,198
Main Street Natural Gas Incorporated Georgia Gas Project Series C øø	4.00	5-1-2052	1,500,000	1,760,308
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Managed Account

Portfolio of investments—December 31, 2021

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ) øø	4.00%	4-1-2048	$ 1,700,000	$ 1,792,234
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	0.82	4-1-2048	4,800,000	4,823,929
				18,906,019
				32,767,110
Guam: 0.23%
Tax revenue: 0.17%
Guam Government Business Privilege Tax Revenue Refunding Bond Series F	4.00	1-1-2036	1,000,000	1,151,770
Guam Government Business Privilege Tax Series A	5.00	1-1-2031	365,000	365,000
				1,516,770
Water & sewer revenue: 0.06%
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2022	500,000	511,385
				2,028,155
Hawaii: 0.27%
Airport revenue: 0.27%
Hawaii Airports System Revenue Series A	5.00	7-1-2048	2,000,000	2,413,199
Idaho: 0.16%
Education revenue: 0.16%
Idaho Housing & Finance Association Idaho Arts Charter School Series A 144A	5.00	12-1-2036	900,000	1,007,996
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	415,000	432,327
				1,440,323
Illinois: 16.59%
Airport revenue: 1.29%
Chicago IL Midway Airport Second Lien Refunding Bonds Series A	5.50	1-1-2031	4,500,000	4,716,235
Chicago IL O'Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	1,100,000	1,153,083
Chicago IL O'Hare International Airport AMT Series A	5.00	1-1-2048	2,000,000	2,397,926
Chicago IL O'Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	1,500,000	1,572,098
Chicago IL O'Hare International Airport Senior Lien Series D	5.25	1-1-2032	1,000,000	1,047,732
Chicago IL O'Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00	7-1-2038	500,000	591,601
				11,478,675
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  13

Portfolio of investments—December 31, 2021

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.37%
Illinois Finance Authority Wesley University	5.00%	9-1-2036	$ 2,345,000	$ 2,760,806
Southern Illinois University Housing and Auxiliary Facilities System Refunding Revenue Series A	4.00	4-1-2031	450,000	540,265
				3,301,071
GO revenue: 6.23%
Bureau County IL Township High School District #502 Series A (BAM Insured)	6.25	12-1-2033	750,000	834,727
Chicago IL Board of Education Series A	5.00	12-1-2034	3,250,000	4,072,795
Chicago IL Board of Education Series A	5.00	12-1-2037	1,000,000	1,247,170
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2027	6,000,000	5,591,985
Chicago IL City Colleges Capital Improvement Project CAB (NPFGC Insured) ¤	0.00	1-1-2031	800,000	670,729
Chicago IL Emergency Telephone System Project (NPFGC Insured)	5.50	1-1-2023	195,000	199,643
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2030	1,000,000	1,145,215
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2031	1,000,000	1,143,900
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2032	1,225,000	1,399,052
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2035	1,000,000	1,139,706
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016A	5.00	11-15-2028	1,655,000	1,956,865
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016E	5.00	11-15-2029	1,735,000	2,041,554
Chicago IL Series A	5.00	1-1-2027	2,000,000	2,357,389
Chicago IL Series A	5.00	1-1-2032	2,500,000	3,123,970
Chicago IL Series A	6.00	1-1-2038	3,500,000	4,262,903
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured) ¤	0.00	12-1-2025	675,000	639,753
Cook County IL School District #159 CAB Prerefunded Bond (AGM Insured) ¤	0.00	12-1-2023	455,000	450,221
Cook County IL School District #159 CAB Unrefunded Bond (AGM Insured) ¤	0.00	12-1-2023	160,000	157,120
Illinois Series 2014 (AGM Insured)	5.00	4-1-2026	1,130,000	1,243,470
Illinois Series 2016	5.00	11-1-2025	2,000,000	2,311,422
Illinois Series A (AGM Insured)	5.00	4-1-2024	1,905,000	2,016,858
Illinois Series B ##	5.00	10-1-2031	2,000,000	2,546,848
Kane, Cook & DuPage Counties IL Series A	5.00	1-1-2034	1,000,000	1,086,894
Kane, Cook & DuPage Counties IL Series D	5.00	1-1-2034	1,700,000	1,847,720
Village Bolingbrook IL (AGM Insured)	5.00	1-1-2031	500,000	563,400
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2033	1,625,000	1,288,826
Will County IL Community High School Refunding Bond Series A	5.00	1-1-2027	4,000,000	4,166,997
Will County IL Community High School Refunding Bond Series B (BAM Insured)	5.00	1-1-2030	1,000,000	1,037,262
Will County IL Crete-Monee Community High School District #201 Series B	4.00	1-1-2032	715,000	819,134
Will County IL Crete-Monee Community High School District #201 Series B (AGM Insured)	4.00	1-1-2033	745,000	852,273
Will County IL Crete-Monee Community High School District #201 Series B (AGM Insured)	4.00	1-1-2035	475,000	540,471
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Managed Account

Portfolio of investments—December 31, 2021

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Will County IL Lincoln-Way Community High School District #210 CAB Refunding Bond Series B (BAM Insured) ¤	0.00%	1-1-2027	$ 1,030,000	$ 959,006
Will County IL Lincoln-Way Community High School District #210 CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2028	475,000	431,870
Winnebago County IL Series A	4.00	12-30-2025	1,035,000	1,166,267
				55,313,415
Health revenue: 0.13%
Illinois Finance Authority Health Services Facility Lease Revenue Provident Group UIC Surgery Center	4.00	10-1-2050	1,000,000	1,129,888
Miscellaneous revenue: 1.01%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	2,050,000	2,100,951
Illinois	5.00	5-1-2025	870,000	956,532
Illinois Finance Authority Prerefunded Bond Art Institute of Chicago Series A	5.00	3-1-2034	5,000	5,038
Illinois Finance Authority Rogers Park Montessori School	5.00	2-1-2024	185,000	190,253
Illinois Finance Authority Unrefunded Bond Art Institute of Chicago Series A	5.00	3-1-2034	495,000	498,777
Illinois Refunding Bonds Series 2016	5.00	2-1-2026	1,000,000	1,163,504
Illinois Series 2013	5.50	7-1-2025	1,250,000	1,344,911
Illinois Series 2013	5.50	7-1-2033	1,000,000	1,072,190
Illinois Series B	5.25	7-1-2028	400,000	428,636
Illinois Sports Facilities Authority	5.00	6-15-2029	1,000,000	1,227,035
				8,987,827
Tax revenue: 4.70%
Chicago IL Sales Tax	5.00	1-1-2031	4,525,000	5,136,291
Chicago IL Sales Tax	5.00	1-1-2033	2,785,000	3,161,231
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2030	2,250,000	2,553,957
Cook County IL Sales Tax Revenue Series A	5.00	11-15-2038	1,350,000	1,719,084
Illinois Series 2013	5.00	6-15-2024	1,000,000	1,064,618
Illinois Series A	4.00	1-1-2029	1,000,000	1,002,477
Illinois Series A	5.00	1-1-2027	2,000,000	2,007,029
Illinois Sports Facilities Authority State Tax Supported	5.25	6-15-2031	2,500,000	2,723,598
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	1,500,000	1,634,651
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2030	11,000,000	9,216,690
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (NPFGC Insured) ¤	0.00	6-15-2029	1,950,000	1,706,592
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B1 (AGM Insured) ¤	0.00	6-15-2027	5,150,000	4,748,644
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	3,000,000	3,063,368
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds Mccormick Place Expansion Project Series A %%	4.00	12-15-2042	750,000	862,203
Sales Tax Securitization Corporation Second Lien Sales Tax	4.00	1-1-2038	1,000,000	1,176,189
				41,776,622
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  15

Portfolio of investments—December 31, 2021

	Interest rate	Maturity date	Principal	Value
Tobacco revenue: 0.37%
Railsplitter Tobacco Settlement Authority	5.00%	6-1-2024	$ 3,000,000	$ 3,316,693
Transportation revenue: 0.89%
Illinois Toll Highway Authority	5.00	1-1-2031	1,500,000	1,933,158
Illinois Toll Highway Authority Senior Series A	5.00	1-1-2041	2,000,000	2,558,417
Illinois Toll Highway Authority Senior Series B	5.00	1-1-2039	1,030,000	1,119,072
Illinois Toll Highway Authority Series B	5.00	1-1-2028	1,830,000	2,264,882
				7,875,529
Water & sewer revenue: 1.60%
Chicago IL Wastewater Second Lien Transmission Revenue Project Bonds Series 2014	5.00	1-1-2025	1,985,000	2,164,950
Chicago IL Wastewater Transmission Second Lien Series 2012	5.00	1-1-2027	1,000,000	1,003,649
Chicago IL Water Revenue Refunding Bond Second Lien	5.00	11-1-2025	2,600,000	3,016,072
Chicago IL Water Revenue Second Lien Project	5.00	11-1-2026	2,750,000	3,084,502
Chicago IL Waterworks Second Lien Series 2004	5.00	11-1-2027	2,250,000	2,703,049
Chicago IL Waterworks Second Lien Series 2012	5.00	11-1-2030	1,000,000	1,034,811
Chicago IL Waterworks Second Lien Series 2017-2	5.00	11-1-2037	1,000,000	1,216,589
				14,223,622
				147,403,342
Indiana: 1.23%
Health revenue: 0.69%
Indiana Finance Authority Health System Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2034	5,360,000	6,103,002
Industrial development revenue: 0.12%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2035	1,000,000	1,066,902
Miscellaneous revenue: 0.42%
Indiana Finance Authority Series M	5.00	7-1-2029	605,000	619,432
Indianapolis IN Local Public Improvement Series 2015E	5.00	1-1-2035	2,675,000	3,149,464
				3,768,896
				10,938,800
Kansas: 0.60%
Tax revenue: 0.60%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	15,750,000	5,354,165
Kentucky: 3.29%
Transportation revenue: 0.13%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2029	1,400,000	1,167,729
Utilities revenue: 3.16%
Kentucky Public Energy Authority Gas Supply Series A-1 øø	4.00	12-1-2049	9,020,000	9,888,312
Kentucky Public Energy Authority Gas Supply Series B øø	4.00	1-1-2049	6,500,000	7,082,869
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Managed Account

Portfolio of investments—December 31, 2021

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Kentucky Public Energy Authority Gas Supply Series C-1 øø	4.00%	2-1-2050	$ 8,050,000	$ 9,321,510
Paducah KY Electric Plant (AGM Insured)	5.00	10-1-2035	1,510,000	1,799,647
				28,092,338
				29,260,067
Louisiana: 0.55%
Airport revenue: 0.09%
Port New Orleans LA Board Commuters Port Facility Revenue AMT Series E	5.00	4-1-2038	640,000	787,450
Industrial development revenue: 0.12%
St. John the Baptist Parish LA Series A	2.20	6-1-2037	1,000,000	1,044,047
Water & sewer revenue: 0.34%
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2033	600,000	713,183
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2034	500,000	593,273
Greater Ouachita Water Company	4.00	9-1-2035	500,000	592,455
Greater Ouachita Water Company	4.00	9-1-2036	565,000	668,355
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2037	415,000	489,942
				3,057,208
				4,888,705
Maine: 0.04%
Airport revenue: 0.04%
Portland ME General Airport	5.00	7-1-2022	150,000	153,360
Portland ME General Airport	5.00	7-1-2023	175,000	186,599
				339,959
Maryland: 1.85%
Airport revenue: 0.46%
Maryland State Economic Development Corporation	4.00	7-1-2039	1,100,000	1,265,164
Maryland State Economic Development Corporation	4.00	7-1-2044	750,000	857,783
Maryland State Economic Development Corporation	5.00	7-1-2024	645,000	710,409
Maryland State Economic Development Corporation	5.00	7-1-2027	800,000	956,842
Maryland State Economic Development Corporation	5.00	7-1-2029	220,000	274,317
				4,064,515
Education revenue: 0.67%
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75	8-1-2033	1,000,000	1,084,396
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00	8-1-2046	1,500,000	1,669,261
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2018-A2	6.00	8-1-2048	2,825,000	3,202,814
				5,956,471
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  17

Portfolio of investments—December 31, 2021

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.72%
Maryland HEFAR Adventist Healthcare Series 2021B	4.00%	1-1-2051	$ 5,000,000	$ 5,779,299
Maryland HEFAR Frederick Health System	4.00	7-1-2040	550,000	648,356
				6,427,655
				16,448,641
Massachusetts: 1.35%
Airport revenue: 0.14%
Massachusetts Port Authority AMT Series E	5.00	7-1-2046	1,000,000	1,274,163
Health revenue: 0.62%
Massachusetts Development Finance Agency Partners Healthcare Series S-4 øø	5.00	7-1-2038	5,000,000	5,472,088
Miscellaneous revenue: 0.14%
Massachusetts Refunding Bond Series D	4.00	11-1-2040	1,000,000	1,213,566
Tax revenue: 0.45%
Massachusetts School Building Authority Series A	5.00	11-15-2034	1,470,000	1,722,326
Massachusetts School Building Authority Series D	5.00	8-15-2037	2,000,000	2,319,155
				4,041,481
				12,001,298
Michigan: 4.18%
Education revenue: 0.05%
Western Michigan University	5.25	11-15-2031	400,000	436,900
Health revenue: 1.29%
Michigan Finance Authority Trinity Health Credit Group Series A	5.00	12-1-2047	11,000,000	11,476,365
Miscellaneous revenue: 0.25%
Michigan Finance Authority Charter Company Wayne Criminal Justice Center Project	4.00	11-1-2048	2,000,000	2,278,212
Tax revenue: 0.48%
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2039	4,000,000	4,250,588
Water & sewer revenue: 2.11%
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00	7-1-2036	3,560,000	4,195,809
Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	4,000,000	4,511,422
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00	7-1-2033	4,000,000	4,503,151
Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	4,000,000	4,436,040
Michigan Finance Authority Local Government Loan Program Series D4	5.00	7-1-2029	1,000,000	1,109,010
				18,755,432
				37,197,497
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Managed Account

Portfolio of investments—December 31, 2021

	Interest rate	Maturity date	Principal	Value
Minnesota: 0.04%
Education revenue: 0.04%
Independence MN Charter School Lease Series A	4.25%	7-1-2026	$ 370,000	$ 393,461
Mississippi: 0.73%
Miscellaneous revenue: 0.40%
Mississippi City of Jackson Convention Center Series A (Municipal Government Guaranty Insured)	5.00	3-1-2026	3,050,000	3,527,549
Resource recovery revenue: 0.23%
Mississippi Business Finance Corporation AMT Waste Pro USA Incorporated Project 144A	5.00	2-1-2036	2,000,000	2,033,985
Water & sewer revenue: 0.10%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	915,000	940,567
				6,502,101
Missouri: 0.71%
Health revenue: 0.03%
Missouri HEFA Series 2016A	5.00	2-1-2022	220,000	220,749
Miscellaneous revenue: 0.68%
Kansas City MO IDA Series B (AGM Insured)	5.00	3-1-2049	5,000,000	6,049,236
				6,269,985
Nebraska: 0.50%
Utilities revenue: 0.50%
Central Plains Energy Nebraska Gas Project #1 (Royal Bank of Canada LIQ) øø	4.00	12-1-2049	4,000,000	4,440,503
Nevada: 1.19%
GO revenue: 1.13%
Clark County NV School District Limited Tax Building Series A	4.00	6-15-2040	750,000	887,345
Clark County NV School District Limited Tax Building Series B (BAM Insured)	5.00	6-15-2031	2,500,000	3,244,752
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2035	2,000,000	2,290,162
Clark County NV Series A	5.00	5-1-2048	3,000,000	3,618,291
				10,040,550
Utilities revenue: 0.06%
Clark County NV Southern California Edison Company Project	2.10	6-1-2031	500,000	505,217
				10,545,767
New Hampshire: 0.78%
Housing revenue: 0.26%
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	1,947,123	2,318,077
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  19

Portfolio of investments—December 31, 2021

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.52%
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00%	1-1-2026	$ 1,000,000	$ 1,128,262
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2027	845,000	986,661
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	480,000	560,470
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	1,690,000	1,906,762
				4,582,155
				6,900,232
New Jersey: 5.21%
Education revenue: 1.63%
Atlantic County NJ Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2041	530,000	633,536
New Jersey EDA Educational Facilities Series AB	5.00	6-1-2022	1,920,000	1,957,013
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.00	7-1-2027	500,000	555,095
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.25	7-1-2037	1,500,000	1,613,814
New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2027	3,150,000	3,313,561
New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2028	5,000,000	5,259,022
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00	6-15-2025	1,000,000	1,106,471
				14,438,512
GO revenue: 0.30%
Newark NJ Qualified General Improvement Series A	5.00	7-15-2025	2,355,000	2,661,105
Housing revenue: 1.08%
New Jersey Housing and Mortgage Finance Agency Series B ##	3.30	10-1-2025	3,685,000	3,931,089
New Jersey Housing and Mortgage Finance Agency Series B	3.40	4-1-2026	3,715,000	3,938,008
New Jersey Housing and Mortgage Finance Agency Series B ##	3.45	10-1-2026	1,630,000	1,735,301
				9,604,398
Miscellaneous revenue: 0.23%
Union County NJ Utilities Authority Refunding Bond AMT Covanta Union Series A	5.25	12-1-2031	1,990,000	1,997,435
Tax revenue: 0.70%
New Jersey EDA Unrefunded Bond Motor Vehicle Surcharges Series A (NPFGC Insured)	5.25	7-1-2026	205,000	244,616
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	1,500,000	1,828,887
New Jersey TTFA Series AA	4.00	6-15-2039	2,250,000	2,616,829
New Jersey TTFA Series AA	5.00	6-15-2040	1,250,000	1,570,644
				6,260,976
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Managed Account

Portfolio of investments—December 31, 2021

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 1.11%
New Jersey TTFA CAB Series A ¤	0.00%	12-15-2031	$ 2,500,000	$ 2,058,859
New Jersey TTFA Series A %%	4.00	6-15-2042	750,000	864,381
New Jersey TTFA Series A	5.00	6-15-2029	2,000,000	2,345,372
New Jersey TTFA Series A	5.25	12-15-2022	600,000	628,024
New Jersey TTFA Series AA	4.00	6-15-2045	2,000,000	2,295,774
New Jersey TTFA Series AA	5.00	6-15-2045	1,500,000	1,691,992
				9,884,402
Water & sewer revenue: 0.16%
New Jersey EDA øø	2.20	10-1-2039	1,350,000	1,431,167
				46,277,995
New Mexico: 0.67%
Utilities revenue: 0.67%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding & Acquisition Bond Subordinated Series A (Royal Bank of Canada LIQ) øø	5.00	11-1-2039	5,240,000	5,947,271
New York: 6.20%
Airport revenue: 0.13%
Port Authority of New York and New Jersey Consolidated Two Hundred Twenty First Series	4.00	7-15-2040	1,000,000	1,162,362
Education revenue: 1.58%
City of Troy NY Capital Resource Corporation Revenue Refunding Bonds	4.00	9-1-2030	500,000	605,375
City of Troy NY Capital Resource Corporation Revenue Refunding Bonds	4.00	9-1-2032	350,000	418,255
Hempstead NY Local Development Corporation Education Revenue Refunding Bond Academy Charter School Project	5.66	2-1-2044	4,585,000	5,307,708
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.45	2-1-2041	1,155,000	1,197,801
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.60	2-1-2051	1,915,000	1,978,872
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	3,500,000	4,003,481
Monroe County NY IDA Refunding Bond Monroe Community College Association	5.00	1-15-2038	500,000	542,013
				14,053,505
GO revenue: 0.12%
New York NY Series F-1	5.00	3-1-2032	1,000,000	1,055,602
Health revenue: 0.29%
Broome County NY Local Development Corporation Revenue United Health Services Hospitals Incorporated Project (AGM Insured)	4.00	4-1-2038	1,250,000	1,452,582
Dutchess County NY Local Development Corporation Series B	4.00	7-1-2049	515,000	591,911
Westchester County NY Local Development Corporation Purchase Senior Learning Community Incorporated 144A	2.88	7-1-2026	500,000	502,817
				2,547,310
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  21

Portfolio of investments—December 31, 2021

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 1.19%
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	2.80%	9-15-2069	$ 1,000,000	$ 1,035,105
New York Transportation Development Corporation Special Delta Air Lines Incorporated LaGuardia	5.00	1-1-2031	1,135,000	1,364,996
New York Transportation Development Corporation Special Delta Air Lines Incorporated LaGuardia	5.00	10-1-2035	3,500,000	4,341,347
New York Transportation Development Corporation Special Facility Revenue Terminal 4 JFK International Airport	5.00	12-1-2033	1,000,000	1,276,498
New York Transportation Development Corporation Special Facility Revenue Terminal 4 JFK International Airport	5.00	12-1-2034	2,000,000	2,547,685
				10,565,631
Miscellaneous revenue: 0.06%
New York Western Regional Off Track Betting Corporation 144A	4.13	12-1-2041	500,000	507,194
Tax revenue: 0.79%
New York Urban Development Corporation Personal Income Tax General Purpose Series 2020A	4.00	3-15-2045	3,000,000	3,523,108
New York Urban Development Corporation Personal Income Tax General Purpose Series 2020C	4.00	3-15-2045	3,000,000	3,523,108
				7,046,216
Transportation revenue: 1.33%
New York Metropolitan Transportation Authority Refunding Bond Subordinated Series C	5.25	11-15-2031	3,000,000	3,458,636
New York Metropolitan Transportation Authority Revenue BAN Subordinated Bond Series B-1	5.00	5-15-2022	2,420,000	2,462,109
New York Metropolitan Transportation Authority Series C	5.00	11-15-2034	3,000,000	3,604,133
New York Metropolitan Transportation Authority Series C	5.25	11-15-2030	2,000,000	2,307,941
				11,832,819
Water & sewer revenue: 0.71%
New York NY Municipal Water Finance Authority Water and Sewer System Revenue Second General Resolution	4.00	6-15-2042	5,000,000	5,955,782
Western Nassau County NY Water Authority Series B	5.00	4-1-2025	355,000	407,594
				6,363,376
				55,134,015
Ohio: 2.74%
Airport revenue: 0.26%
Port of Greater Cincinnati Development Authority	4.38	6-15-2056	2,340,000	2,339,948
Health revenue: 1.55%
Cleveland Cuyahoga County OH Port Authority Economic Development Center for Dialysis Care Project Series A	5.00	12-1-2037	2,700,000	3,058,191
Lucas County OH Hospital Revenue Promedica Healthcare Obligation	5.25	11-15-2048	5,000,000	6,036,244
Middleburg Heights OH Hospital Revenue Refunding Bonds Facilities Southwest General Health Center	4.00	8-1-2041	2,000,000	2,357,167
Montgomery County OH Hospital Revenue Refunding Bonds	4.00	11-15-2039	2,000,000	2,290,497
				13,742,099
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Managed Account

Portfolio of investments—December 31, 2021

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.24%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series A	2.88%	2-1-2026	$ 2,000,000	$ 2,100,598
Miscellaneous revenue: 0.51%
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2035	2,000,000	2,247,062
Ohio Private Activity Bond Series A (AGM Insured)	5.00	12-31-2029	2,070,000	2,339,316
				4,586,378
Utilities revenue: 0.18%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series A	3.25	9-1-2029	1,500,000	1,623,457
				24,392,480
Oklahoma: 1.80%
Airport revenue: 0.80%
Oklahoma City OK Airport Trust AMT Junior Lien Thirty Third Series	5.00	7-1-2037	3,805,000	4,634,934
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.25	6-1-2048	2,000,000	2,433,010
				7,067,944
Miscellaneous revenue: 1.00%
Custer County OK EDA Series E	4.00	12-1-2031	3,250,000	3,736,165
Garfield County OK Educational Facilities Authority Enid Public Schools Project	5.00	9-1-2027	1,895,000	2,250,361
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2030	2,000,000	2,321,797
Pontotoc County OK Education Facilities Authority Ada Public Schools Project	4.00	9-1-2040	500,000	582,798
				8,891,121
				15,959,065
Oregon: 1.21%
Education revenue: 0.02%
Oregon Facilities Authority Southern Oregon University Project (AGM Insured)	4.00	7-1-2023	185,000	188,504
Health revenue: 1.19%
Medford OR Hospital Facilities Authority Revenue Refunding Asante Projects Series A	5.00	8-15-2045	2,750,000	3,466,066
Oregon Health & Science University Revenue Bond Series 2021A	4.00	7-1-2040	2,400,000	2,901,154
Oregon Health & Science University Revenue Bond Series 2021A	5.00	7-1-2039	3,200,000	4,240,924
				10,608,144
				10,796,648
Pennsylvania: 7.34%
Airport revenue: 1.12%
Allegheny County PA Airport Authority Series 2021A	4.00	1-1-2046	1,300,000	1,501,552
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  23

Portfolio of investments—December 31, 2021

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Philadelphia PA Airport Revenue Revenue Bond Series 2020C	4.00%	7-1-2036	$ 1,630,000	$ 1,918,811
Philadelphia PA Airport Revenue Revenue Bond Series 2020C	4.00	7-1-2040	655,000	765,372
Philadelphia PA Airport Series A (AGM Insured)	4.00	7-1-2046	2,415,000	2,815,031
Philadelphia PA Airport Series B	5.00	7-1-2042	2,500,000	2,977,200
				9,977,966
Education revenue: 0.59%
Allegheny County PA IDA Propel Charter School Sunrise Project	5.25	7-15-2023	175,000	182,091
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00	7-1-2023	760,000	812,616
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,131,143
Philadelphia PA IDA Discovery Charter School Project	5.00	4-1-2022	100,000	100,885
Philadelphia PA IDA New Foundations Charter School Project	6.00	12-15-2027	270,000	284,666
Philadelphia PA IDA Southwest Leadership Academy Series A	6.47	11-1-2037	2,500,000	2,732,312
				5,243,713
GO revenue: 1.63%
Allegheny County PA Series C-72	5.25	12-1-2032	1,000,000	1,094,239
Armstrong PA School District Series A (BAM Insured)	4.00	3-15-2037	1,000,000	1,176,999
North Pocono PA School District Notes Series A (AGM Insured)	4.00	9-15-2028	2,500,000	2,990,444
Philadelphia PA Refunding Bond Series A	5.25	7-15-2033	1,010,000	1,109,956
Philadelphia PA School District Series F	5.00	9-1-2036	3,000,000	3,525,482
Philadelphia PA School District Series F	5.00	9-1-2037	1,000,000	1,173,174
Philadelphia PA School District Unrefunded Bond Series F	5.00	9-1-2030	1,000,000	1,183,650
Philadelphia PA Series A	5.00	8-1-2025	1,905,000	2,202,389
				14,456,333
Health revenue: 0.73%
Bucks County PA IDA Hospital Revenue	4.00	8-15-2035	450,000	519,344
Bucks County PA IDA Hospital Revenue	4.00	8-15-2036	900,000	1,037,121
Bucks County PA IDA Hospital Revenue	4.00	8-15-2037	2,285,000	2,628,556
Geisinger PA Health System Series A-1	4.00	4-1-2050	1,000,000	1,144,913
Pennsylvania EDFA Series A-1	4.00	4-15-2045	1,000,000	1,160,789
				6,490,723
Industrial development revenue: 0.66%
Pennsylvania EDFA Bridges FinCo LP	5.00	12-31-2034	5,000,000	5,866,206
Miscellaneous revenue: 1.68%
Pennsylvania Commonwealth Financing Authority Series B-1 (AGM Insured)	5.00	6-1-2025	500,000	575,144
Philadelphia PA IDA	5.00	12-1-2037	1,500,000	1,802,362
Philadelphia PA IDA Cultural & Commercial Corridors Program Series A	5.00	12-1-2025	1,995,000	2,302,017
Philadelphia PA Municipal Authority Revenue Refunding Bond City Agreement Juvenile Justice Services Center	5.00	4-1-2033	2,355,000	2,810,224
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Managed Account

Portfolio of investments—December 31, 2021

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Philadelphia PA Public School Building Authority Prerefunded Bond Series A	5.00%	6-1-2036	$ 190,000	$ 229,631
State Public School Building Authority Prerefunded Bond Series A	5.00	12-1-2023	260,000	282,828
State Public School Building Authority Prerefunded Bond Series A (AGM Insured)	5.00	12-1-2023	1,450,000	1,565,555
State Public School Building Authority Project Series 2016-A	5.00	6-1-2036	4,525,000	5,350,097
				14,917,858
Transportation revenue: 0.78%
Lancaster PA Parking Authority Series A	4.00	9-1-2041	1,500,000	1,689,957
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,214,045
Pennsylvania Turnpike Commission Series B	5.00	12-1-2043	1,115,000	1,369,934
Pennsylvania Turnpike Commission Subordinate Bond Series A	4.00	12-1-2045	1,000,000	1,160,438
Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	1,150,000	1,500,773
				6,935,147
Water & sewer revenue: 0.15%
Philadelphia PA Water & Sewer Series B	5.00	7-1-2032	1,145,000	1,314,432
				65,202,378
South Carolina: 0.95%
Education revenue: 0.15%
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.00	11-1-2033	1,090,000	1,284,644
Health revenue: 0.13%
Lexington County SC Health Services District LexMed Obligated Group	5.00	11-1-2022	1,120,000	1,163,728
Resource recovery revenue: 0.08%
South Carolina Jobs EDA	8.00	12-6-2029	115,000	104,150
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A†	6.00	2-1-2035	1,500,000	600,000
				704,150
Water & sewer revenue: 0.59%
Columbia SC Waterworks & Sewer System	5.00	2-1-2043	5,000,000	5,258,048
				8,410,570
Tennessee: 1.14%
Utilities revenue: 1.14%
Tennessee Energy Acquisition Corporation Gas Project øø	4.00	11-1-2049	8,000,000	8,829,534
Tennessee Energy Acquisition Corporation Series A	5.00	5-1-2052	1,000,000	1,284,938
				10,114,472
Texas: 5.83%
Airport revenue: 0.31%
Austin TX Airport System AMT	5.00	11-15-2044	2,500,000	2,787,751
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  25

Portfolio of investments—December 31, 2021

	Interest rate	Maturity date	Principal	Value
Education revenue: 1.27%
Arlington TX Higher Education Finance Corporation Universal Academy Project Series A	7.13%	3-1-2044	$ 1,250,000	$ 1,357,190
Clifton TX Higher Education Finance Corporation International Leadership Series A	5.75	8-15-2038	1,000,000	1,136,831
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.00	8-15-2038	2,500,000	2,863,841
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.13	8-15-2048	2,250,000	2,567,744
Clifton TX Higher Educational Finance Corporation International Leadership Series A	5.50	8-15-2035	2,000,000	2,263,753
Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A	3.10	12-1-2022	330,000	336,658
Houston TX Higher Education Finance Corporation Series A	4.00	2-15-2022	30,000	30,131
Newark TX Higher Educational Finance Corporation Austin Achieve Public School Incorporated Series A	5.00	6-15-2032	750,000	765,842
				11,321,990
GO revenue: 1.53%
El Paso County TX Hospital District	5.00	8-15-2029	1,555,000	1,659,849
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2029	1,000,000	1,205,857
Palestine TX Certificate of Obligation (AGM Insured)	4.00	2-15-2051	3,625,000	4,232,975
Port Isabel TX Series 2019 144A	5.10	2-15-2049	495,000	560,603
San Antonio TX Independent School District	5.00	8-15-2048	4,890,000	5,523,763
Temple TX College District Series 2021	3.00	7-1-2027	400,000	447,406
				13,630,453
Miscellaneous revenue: 0.72%
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	5,390,000	5,753,753
Texas Transportation Commission Highway Improvements Bond	5.00	4-1-2028	565,000	667,048
				6,420,801
Tax revenue: 0.14%
Old Spanish Trail Alameda Corridors RDA (BAM Insured)	4.00	9-1-2035	1,070,000	1,235,881
Transportation revenue: 0.70%
Central Texas Regional Mobility Authority Revenue Refunding Senior Lien Series B	4.00	1-1-2038	550,000	642,418
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2049	1,000,000	1,230,045
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	4.00	12-31-2037	2,500,000	2,908,615
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	1,300,000	1,438,446
				6,219,524
Utilities revenue: 0.99%
Lower Colorado TX River Authority Series A (AGM Insured) %%	4.00	5-15-2040	7,500,000	8,748,540
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Managed Account

Portfolio of investments—December 31, 2021

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.17%
Upper Trinity TX Regional Water District	5.00%	8-1-2028	$ 750,000	$ 875,875
Upper Trinity TX Regional Water District (BAM Insured)	5.00	8-1-2029	500,000	582,385
				1,458,260
				51,823,200
Utah: 1.36%
Airport revenue: 0.49%
Salt Lake City UT Airport Revenue AMT Series A	5.00	7-1-2046	1,500,000	1,900,785
Salt Lake City UT Series A	5.00	7-1-2043	1,000,000	1,226,621
Salt Lake City UT Series A	5.25	7-1-2048	1,000,000	1,221,939
				4,349,345
Education revenue: 0.87%
Utah Charter School Finance Authority Christian School Early Light Academy Project 144A	4.50	7-15-2027	625,000	670,073
Utah Charter School Finance Authority Freedom Academy Foundation Project 144A	5.25	6-15-2037	3,000,000	3,360,848
Utah Charter School Finance Authority Refunding Bond Freedom Academy Foundation Project 144A	5.38	6-15-2048	1,500,000	1,669,010
Utah Charter School Finance Authority Refunding Bond Summit Academy Incorporated Series A	5.00	4-15-2039	700,000	847,150
Utah Charter School Finance Authority Wallace Stegner Academy Project 144A	3.63	6-15-2029	410,000	428,984
Utah Charter School Finance Authority Wallace Stegner Academy Project 144A	5.00	6-15-2039	675,000	737,754
				7,713,819
				12,063,164
Virginia: 0.88%
Health revenue: 0.05%
Roanoke VA EDA Residential Care Facility Revenue Richfield Living	5.00	9-1-2050	500,000	448,880
Transportation revenue: 0.83%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	1,000,000	1,080,806
Virginia Commonweallth Transportation Series A	5.00	5-15-2028	2,000,000	2,487,590
Virginia Small Business Financing Authority AMT 95 Express Lanes LLC Project	5.00	7-1-2049	2,000,000	2,006,558
Virginia Small Business Financing Authority Senior Lien 95 Express Lanes LLC Project	5.00	7-1-2034	1,800,000	1,812,610
				7,387,564
				7,836,444
Washington: 2.26%
Airport revenue: 0.86%
Port of Seattle WA AMT Intermediate Lien	4.00	4-1-2044	3,500,000	3,961,980
Port of Seattle WA AMT Intermediate Lien	5.00	4-1-2044	3,000,000	3,664,838
				7,626,818
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  27

Portfolio of investments—December 31, 2021

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.80%
King County WA Public Hospital District #1 Series 2016	5.00%	12-1-2036	$ 475,000	$ 562,879
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	5,500,000	6,523,549
				7,086,428
Health revenue: 0.54%
Washington HCFR Catholic Health Initiatives Series A	5.00	1-1-2029	1,300,000	1,478,841
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) ±	1.50	1-1-2035	2,000,000	2,009,766
Washington Health Care Facilities Authority Revenue Seattle Cancer Care Alliance Series A	5.00	9-1-2036	365,000	466,117
Washington Health Care Facilities Authority Revenue Seattle Cancer Care Alliance Series A	5.00	9-1-2037	670,000	853,773
				4,808,497
Water & sewer revenue: 0.06%
King County WA Sewer Revenue	5.00	7-1-2049	500,000	595,830
				20,117,573
Wisconsin: 5.58%
Airport revenue: 0.30%
Wisconsin PFA Airport Facilities Series C	5.00	7-1-2042	2,585,000	2,629,934
Education revenue: 2.02%
Wisconsin PFA Carolina International School Series A 144A	7.20	8-1-2048	1,000,000	1,078,095
Wisconsin PFA Educational Revenue Series 2021A 144A	4.00	7-1-2041	3,895,000	3,863,722
Wisconsin PFA Hotel/Conference Center Series 2021A 144A	4.00	9-1-2041	2,000,000	2,167,168
Wisconsin PFA Lease Development University of Kansas Campus Development Project	5.00	3-1-2046	4,500,000	5,211,592
Wisconsin PFA Pine Lake Preparatory 144A	4.95	3-1-2030	1,370,000	1,505,863
Wisconsin PFA Research Triangle High School Project Series 2015-A 144A	5.63	7-1-2045	1,790,000	1,920,081
Wisconsin PFA Research Triangle High School Project Series A 144A	4.38	7-1-2025	310,000	322,094
Wisconsin PFA Research Triangle High School Project Series A 144A	5.38	7-1-2035	1,730,000	1,864,049
				17,932,664
Health revenue: 1.95%
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2034	700,000	828,222
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2035	500,000	590,463
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2036	600,000	706,866
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2037	550,000	646,611
Wisconsin HEFA Revenue Rogers Memorial Hospital Incorporated Series B	5.00	7-1-2038	750,000	876,811
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series A	5.00	7-1-2044	1,050,000	1,220,445
Wisconsin HEFA Series 2021B	4.00	9-15-2036	525,000	581,124
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Managed Account

Portfolio of investments—December 31, 2021

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Wisconsin HEFA Series 2021B	4.00%	9-15-2041	$ 510,000	$ 560,199
Wisconsin PFA Series A	4.00	10-1-2049	10,000,000	11,345,066
				17,355,807
Miscellaneous revenue: 0.31%
Wisconsin PFA Capital Improvements Series 2018	5.00	7-1-2041	2,280,000	2,775,553
Tax revenue: 1.00%
Mount Pleasant WI Series A	5.00	4-1-2043	5,000,000	6,031,294
Mount Pleasant WI Series A	5.00	4-1-2048	330,000	393,730
Mount Pleasant WI Series A	5.00	4-1-2048	2,090,000	2,473,252
				8,898,276
				49,592,234
Total Municipal obligations (Cost $830,371,589)				885,554,889

		Yield	Shares
Short-term investments: 1.31%
Investment companies: 1.31%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01	11,659,363	11,666,359
Total Short-term investments (Cost $11,664,008)				11,666,359
Total investments in securities (Cost $844,035,597)	101.18%			899,221,248
Other assets and liabilities, net	(1.18)			(10,492,939)
Total net assets	100.00%			$888,728,309

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  29

Portfolio of investments—December 31, 2021

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
NPFGC	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$1,683,658	$162,439,308	$(152,462,232)	$3,425	$2,200	$11,666,359	11,659,363	$2,719
The accompanying notes are an integral part of these financial statements.

30  |  Allspring Managed Account

Statement of assets and liabilities—December 31, 2021

Assets
Investments in unaffiliated securities, at value (cost $832,371,589)	$ 887,554,889
Investments in affiliated securities, at value (cost $11,664,008)	11,666,359
Cash	125,000
Receivable for interest	9,949,338
Receivable for investments sold	1,675,555
Receivable from manager	157,565
Receivable for Fund shares sold	109,582
Total assets	911,238,288
Liabilities
Payable for when-issued transactions	19,923,519
Dividends payable	2,408,233
Payable for Fund shares redeemed	178,227
Total liabilities	22,509,979
Total net assets	$888,728,309
Net assets consist of
Paid-in capital	$ 848,769,106
Total distributable earnings	39,959,203
Total net assets	$888,728,309
Computation of net asset value per share
Net assets	$ 888,728,309
Share outstanding [1]	71,528,716
Net asset value per share	$12.42
[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  31

Statement of operations—year ended December 31, 2021

Investment income
Interest	$ 27,394,876
Income from affiliated securities	2,719
Total investment income	27,397,595
Expenses
Custody and accounting fees	42,309
Professional fees	66,794
Registration fees	32,426
Shareholder report expenses	21,737
Trustees’ fees and expenses	17,584
Other fees and expenses	17,432
Total expenses	198,282
Less: Fee waivers and/or expense reimbursements	(198,282)
Net expenses	0
Net investment income	27,397,595
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	842,376
Affiliated securities	3,425
Net realized gains on investments	845,801
Net change in unrealized gains (losses) on
Unaffiliated securities	(3,961,476)
Affiliated securities	2,200
Net change in unrealized gains (losses) on investments	(3,959,276)
Net realized and unrealized gains (losses) on investments	(3,113,475)
Net increase in net assets resulting from operations	$24,284,120
The accompanying notes are an integral part of these financial statements.

32  |  Allspring Managed Account

Statement of changes in net assets

	Year ended December 31, 2021		Year ended December 31, 2020
Operations
Net investment income		$ 27,397,595		$ 27,497,799
Net realized gains (losses) on investments		845,801		(11,278,510)
Net change in unrealized gains (losses) on investments		(3,959,276)		17,323,778
Net increase in net assets resulting from operations		24,284,120		33,543,067
Distributions to shareholders from
Net investment income and net realized gains		(27,407,495)		(27,496,579)
Capital share transactions	Shares		Shares
Proceeds from shares sold	16,917,397	211,011,034	21,307,732	260,380,117
Payment for shares redeemed	(15,061,995)	(187,730,732)	(21,056,988)	(255,957,315)
Net increase in net assets resulting from capital share transactions		23,280,302		4,422,802
Total increase in net assets		20,156,927		10,469,290
Net assets
Beginning of period		868,571,382		858,102,092
End of period		$ 888,728,309		$ 868,571,382
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  33

Financial highlights
(For a share outstanding throughout each period)
	Year ended December 31
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.47	$12.36	$11.79	$11.91	$11.51
Net investment income	0.39	0.40	0.41	0.43	0.40
Net realized and unrealized gains (losses) on investments	(0.05)	0.11	0.57	(0.13)	0.40
Total from investment operations	0.34	0.51	0.98	0.30	0.80
Distributions to shareholders from
Net investment income	(0.39)	(0.40)	(0.41)	(0.42)	(0.40)
Net asset value, end of period	$12.42	$12.47	$12.36	$11.79	$11.91
Total return	2.73%	4.19%	8.42%	2.63%	7.02%
Ratios to average net assets (annualized)
Gross expenses	0.02%	0.03%	0.02%	0.03%	0.04%
Net expenses	0.00% [1]	0.00% [1]	0.00% [1]	0.00% [1]	0.00% [1]
Net investment income	3.10%	3.23%	3.37%	3.62%	3.39%
Supplemental data
Portfolio turnover rate	9%	19%	7%	28%	19%
Net assets, end of period (000s omitted)	$888,728	$868,571	$858,102	$656,446	$618,341

[1]	The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
The accompanying notes are an integral part of these financial statements.

34  |  Allspring Managed Account

Notes to financial statements
1. ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Managed Account CoreBuilder Shares - Series M (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose municipal bond fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund is intended to help enable certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures

Allspring Managed Account  |  35

Notes to financial statements
and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2021, the aggregate cost of all investments for federal income tax purposes was $844,035,596 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$57,799,577
Gross unrealized losses	(2,613,925)
Net unrealized gains	$55,185,652
As of December 31, 2021, the Fund had capital loss carryforwards which consisted of $9,762,169 in short-term capital losses and $5,459,591 in long-term capital losses.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

36  |  Allspring Managed Account

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$ 0	$ 2,000,000	$0	$ 2,000,000
Municipal obligations	0	885,554,889	0	885,554,889
Short-term investments
Investment companies	11,666,359	0	0	11,666,359
Total assets	$11,666,359	$887,554,889	$0	$899,221,248
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended December 31, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
The Trust has entered into an investment management contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Allspring Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Alllspring Funds Management pays Allspring Global Invesments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, for its services as the subadviser to the Fund.
Generally, no ordinary operating fees or expenses are charged to the Fund. Allspring Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $0, $7,275,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended December 31, 2021.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended December 31, 2021 were $132,773,210 and $75,431,619, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the year ended December 31, 2021, there were no borrowings by the Fund under the agreement.

Allspring Managed Account  |  37

Notes to financial statements
7. DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid was $27,407,495 and $27,496,579 of tax-exempt income for the years ended December 31, 2021 and December 31, 2020, respectively.
As of December 31, 2021, the components of distributable earnings on a tax basis were as follows:
Undistributed tax-exempt income	Unrealized gains	Capital loss carryforward
$2,403,544	$55,185,652	$(15,221,760)
8. CONCENTRATION RISK
Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of December 31, 2021, two unaffiliated shareholders owned in aggregate 51% of the Fund.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

38  |  Allspring Managed Account

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Managed Account CoreBuilder Shares - Series M (formerly, Wells Fargo Managed Account CoreBuilder Shares - Series M) (the Fund), one of the funds constituting Allspring Funds Trust (formerly, Wells Fargo Funds Trust), including the portfolio of investments, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
February 25, 2022

Allspring Managed Account  |  39

Other information (unaudited)
TAX INFORMATION
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended December 31, 2021.
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-877-9275, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On August 16, 2021, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1  – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC*.
Shares voted “For”	44,327,471
Shares voted “Against”	12,783
Shares voted “Abstain”	131,288
Proposal 2 – To consider and approve a new subadvisory agreement with Wells Capital Management, LLC**.
Shares voted “For”	44,327,471
Shares voted “Against”	12,783
Shares voted “Abstain”	131,288
* Effective November 1, 2021, known as Allspring Funds Management, LLC.
** Effective November 1, 2021, known as Allspring Global Investments, LLC.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

40  |  Allspring Managed Account

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
Judith M. Johnson** (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Managed Account  |  41

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**  Ms. Johnson has resigned from the Board effective December 31, 2021.

42  |  Allspring Managed Account

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Managed Account  |  43

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
Attn: Managed Account Services
P.O. Box 1450
Milwaukee, WI 53201
Website: allspringglobal.com
Telephone: 1-888-877-9275
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-888-877-9275 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0122-00222 02-22
ACBM/AR130 12-21

Annual Report
December 31, 2021
Allspring Managed Account
■	Allspring Managed Account CoreBuilder® Shares – Series SM

The views expressed and any forward-looking statements are as of December 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Managed Account  |  1

Performance highlights (unaudited)
Investment objective	The Fund seeks total return, consisting of current income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Terry J. Goode, Robert J. Miller, Adrian Van Poppel, Nicholos Venditti
Average annual total returns (%) as of December 31, 2021
			Expense ratios[1] (%)
	Inception date	Since inception	Gross	Net [2]
Allspring Managed Account CoreBuilder Shares - Series SM (WFCSX)	5-26-2021	-0.07	0.03	0.00
Bloomberg Municipal Bond Index[3]	–	0.74 *	–	–

*	Based on the Fund's inception date.
[1]	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	Generally, no ordinary fees or expenses are charged to the Fund. Allspring Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
[3]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-888-877-9275.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Shares are sold without a front-end sales charge or contingent deferred sales charge.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax. Any capital gains distributions may be taxable.
CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Allspring Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
Investing in environmental, social, and governance (ESG) carries the risk that, under certain market conditions, the investments may underperform products that invest in a broader array of investments. In addition, some ESG investments may be dependent on government tax incentives and subsidies and on political support for certain environmental technologies and companies. The ESG sector also may have challenges such as a limited number of issuers and liquidity in the market, including a robust secondary market. Investing primarily in responsible investments carries the risk that, under certain market conditions, an investment may underperform funds that do not use a responsible investment strategy.

2  |  Allspring Managed Account

Performance highlights (unaudited)
Growth of $10,000 investment as of December 31, 20211
[1]	The chart compares the performance of the Fund since inception with the Bloomberg Municipal Bond Index. The chart assumes a hypothetical investment of $10,000 investment and reflects all operating expenses of the Fund.
Please remember that shares of the Fund may be purchased only by or on behalf of separately managed account clients where Allspring Funds Management, LLC has an agreement to serve as investment adviser or subadviser to the account with the separately managed account sponsor (typically a registered investment adviser or broker/dealer) or directly with the client.

Allspring Managed Account  |  3

Performance highlights (unaudited)

4  |  Allspring Managed Account

Performance highlights (unaudited)
MANAGER'S DISCUSSION
Fund highlights
■	The Fund underperformed the Bloomberg Municipal Bond Index for the period from May 26, 2021 (commencement of operations) to December 31, 2021. The first half of the period was spent getting the Fund invested with most of the holdings in variable-rate demand bonds. Once fully invested, the Fund generally performed in line with the benchmark.
■	The duration profile varied over the period the Fund was invested and was a detractor relative to the benchmark.
■	Contributors to performance include an overweight to A-rated and BBB-rated bonds and small out-of-benchmark exposure to nonrated bonds, which both outperformed. An overweight to revenue bonds also contributed.
Inflation and the Omicron variant drove performance.
The first 3 months of the period began with annualized rates of inflation being elevated. The spread of the Delta variant appeared to dampen the initial price pressures from reopening, suggesting the spike in inflation might have peaked. The U.S. unemployment rate fell to 5.2% and initial jobless claims reached a pandemic low. The Federal Open Market Committee (FOMC) held rates steady and maintained its pace of monthly asset purchases. However, the committee took a more hawkish tone and offered comments that tapering could begin in November. Initially, the fate of the $1 trillion U.S. infrastructure deal remained uncertain as congressional infighting persisted surrounding the terms and scope of the plan. Ultimately, the deal was signed into law in November.
The last 4 months of the period was characterized by volatile U.S. markets as consumers weighed positive unemployment and growth trends against fears surrounding the latest Omicron variant of COVID-19 cases, supply chain disruptions, and inflationary data. Annualized real gross domestic product was estimated to grow 6.5% in the last three months of the calendar year. U.S. inflation climbed 6.8% in November, the highest level in nearly 40 years, as strong consumer demand battled ongoing supply constraints. The U.S. unemployment rate fell to 4.2% and initial jobless claims reached a pandemic low. The FOMC will decrease the monthly asset purchases of Treasury and Mortgage Backed Securities by March 2022. Following the December meeting, 12 of 18 FOMC members expect at least three rate hikes next year.
Demand for municipal paper anchored yields and helped mitigate much of the volatility witnessed in the U.S. Treasury and corporate fixed-income markets. Municipal-to-Treasury ratios remained rich as a record $100 billion of investor inflows provided technical support to the municipal bond market. Fundamentals were also supported by fiscal stimulus, which continued to wind its way through to the real economy. Concerns surrounding inflation, economic growth, fiscal policy, infrastructure, and COVID-19 continue to remain in focus.
Credit quality as of December 31, 2021[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.
We used our environmental, social, and governance impact framework to source bonds that provide positive impact as we began the period investing the Fund’s liquidity positions into fixed-rate bonds. Certain revenue sectors are more in alignment with green and social bond principals, which resulted in overweights to the hospital and education sectors. Conversely, there is less alignment in the airport and state general obligation sectors, which resulted in an underweight or no exposure. Overall, the Fund ended the period with a material overweight to revenue bonds and an underweight to general obligation bonds. Valuations were

Allspring Managed Account  |  5

Performance highlights (unaudited)
more expensive in California and New York, which resulted in underweights in those states. Pennsylvania, New Jersey, and Illinois provided better opportunities, so the Fund ended the period with an overweight to those states. We positioned the Fund with a neutral-duration profile and targeted purchases in the steeper parts of the yield curve to maximize roll-down opportunities. The Fund ended the period overweight the 5- to 7-year maturity segment and neutral the long-bond segment.
Overweights to BBB-rated bonds and revenue bonds contributed to performance.
An overweight to the best-performing BBB-rated segment and small out-of-benchmark exposure to nonrated bonds contributed to performance. The overweight to the 5- to 7-year maturity segment detracted from performance while the neutral exposure to the long-bond segment contributed. The Fund’s overweight to revenue bonds contributed, with the health care and education subsector overweights outperforming the benchmark.
Effective maturity distribution as of December 31, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.
A strong technical backdrop and demand may benefit municipal bonds.
Absent a significant increase in Treasury rates, municipal bonds should benefit in the first couple months of the year from the strong technical backdrop with limited tax-exempt supply and continued strong demand. It will be a challenge to meet or exceed the record level of inflows experienced in 2021, but we do expect demand for municipals to remain solid due to the favorable credit and higher recovery rates compared with other fixed-income asset classes. We also expect the extraordinary fiscal support provided to municipals to continue to work its way through the economy and provide credit support. The passage of some version of the Biden Economic Agenda in the form of the Build Back Better bill could also provide support for municipals.
We do expect the Federal Reserve to raise rates, with the actual number of times largely data dependent with a focus on inflation, supply chain issues, and COVID-19. Municipals tend to outperform other fixed-income asset classes in a rising-rate environment, and we expect that to continue. However, actual returns could be more modest than in recent years. Security selection and sector rotation will continue to be keys in driving returns for 2022 as we navigate rich municipal-to-Treasury ratios, tight credit spreads, and a potentially volatile rates market. We do expect to continue to source value in lower-rated and select high-yield bonds by using our credit research team.

6  |  Allspring Managed Account

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2021 to December 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 7-1-2021	Ending account value 12-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Actual	$1,000.00	$ 998.86	$0.00*	0.00%*
Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	$0.00*	0.00%*
1 Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).
*  Generally, no ordinary fees or expenses are charged to the Fund. Allspring Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

Allspring Managed Account  |  7

Portfolio of investments—December 31, 2021

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.32%
Arizona: 7.39%
Education revenue: 3.74%
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00%	7-1-2027	$ 60,000	$ 70,338
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00	7-1-2028	60,000	71,607
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00	7-1-2029	65,000	78,791
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00	7-1-2030	65,000	79,965
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00	7-1-2031	70,000	87,309
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00	7-1-2032	325,000	403,939
Arizona IDA Education Revenue Refunding Bond Doral Academy Northern Nevada Series A 144A	4.00	7-15-2027	125,000	139,904
				931,853
Health revenue: 3.65%
Arizona IDA Hospital Revenue Phoenix Childrens Hospital Series A	5.00	2-1-2024	300,000	328,217
Maricopa County AZ IDA Honorhealth Project Series A	4.00	9-1-2051	500,000	578,786
				907,003
				1,838,856
California: 4.02%
GO revenue: 1.23%
Sacramento CA City Unified School Refunding Bond	5.00	7-1-2022	300,000	306,870
Utilities revenue: 2.79%
California Community Choice Financing Authority Clean Energy Project Revenue SIFMA Index Series B 2 Green Buildings (SIFMA Municipal Swap +0.45%) ±	0.55	2-1-2052	700,000	693,070
				999,940
Colorado: 0.55%
Education revenue: 0.55%
Colorado ECFA Charter School New Summit Charter 144A	4.00	7-1-2031	125,000	137,716
Connecticut: 4.75%
Education revenue: 0.62%
Connecticut HEFA Trinity College Series S	5.00	6-1-2029	120,000	153,661
Health revenue: 4.13%
Connecticut HEFA Hartford Healthcare Series A	5.00	7-1-2025	725,000	837,449
Connecticut HEFA Stamford Hospital Series M %%	5.00	7-1-2024	175,000	191,043
				1,028,492
				1,182,153

8  |  Allspring Managed Account

Portfolio of investments—December 31, 2021

	Interest rate	Maturity date	Principal	Value
Florida: 4.15%
Education revenue: 0.53%
Florida Development Finance Corporation Global Outreach Charter Project 144A	4.00%	6-30-2056	$ 125,000	$ 132,320
Health revenue: 3.62%
Florida Development Finance Corporation HCFR Lakeland Regional Health System	5.00	11-15-2026	750,000	899,887
				1,032,207
Georgia: 1.44%
Education revenue: 1.00%
Georgia Private College & University Authority Mercer University Project	5.00	10-1-2028	200,000	249,634
Utilities revenue: 0.44%
Municipal Electric Authority Georgia Plant Vogtle Units 3 & 4 Project Series A	5.00	1-1-2024	100,000	108,606
				358,240
Illinois: 4.45%
Education revenue: 1.26%
Illinois Finance Authority Revenue Acero Charter Schools Incorporated 144A	4.00	10-1-2035	125,000	141,350
Illinois Finance Authority Revenue Learn Charter School Project	4.00	11-1-2027	150,000	171,257
				312,607
Miscellaneous revenue: 3.19%
Chicago IL Transit Authority Federal Transit Administration Capital Grant Receipts	5.00	6-1-2029	625,000	794,197
				1,106,804
Indiana: 1.65%
Water & sewer revenue: 1.65%
Indiana Finance Authority Wastewater Utility Revenue First Lien Communications Workers of America Authority Project Series A	5.00	10-1-2023	380,000	410,975
Kentucky: 1.17%
Health revenue: 1.17%
Hazard KY Appalachian Regional Healthcare Revenue	4.00	7-1-2051	250,000	291,631
Louisiana: 2.64%
Education revenue: 2.64%
Louisiana Public Facilities Authority Refunding Bonds Loyola University Project	4.00	10-1-2051	575,000	656,114
Maryland: 1.12%
Education revenue: 1.12%
Prince Georges County MD Chesapeake Lighthouse Charter 144A	6.50	8-1-2035	250,000	279,466

Allspring Managed Account  |  9

Portfolio of investments—December 31, 2021

	Interest rate	Maturity date	Principal	Value
Massachusetts: 0.65%
Education revenue: 0.65%
Massachusetts Development Finance Agency Revenue Simmons Collateral Series H (AGC Insured)	5.25%	10-1-2033	$ 125,000	$ 162,793
Michigan: 6.88%
Education revenue: 2.54%
Central Michigan University General Revenue	5.00	10-1-2026	175,000	209,506
Universal Academy Michigan Public School Revenue Refunding Bond	2.00	12-1-2026	425,000	421,846
				631,352
GO revenue: 4.34%
Redford MI Union School District # 1 Series 1 (Qualified School Board Loan Fund Insured)	5.00	11-1-2029	845,000	1,079,772
				1,711,124
Mississippi: 2.06%
Miscellaneous revenue: 2.06%
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	4.00	9-1-2022	200,000	204,934
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2023	285,000	306,728
				511,662
Missouri: 0.68%
Health revenue: 0.68%
Missouri HEFA Lake Regional Health System	5.00	2-15-2025	150,000	170,167
New Hampshire: 2.52%
Health revenue: 2.52%
New Hampshire HEFA Concord Hospital Project Series A	5.00	10-1-2028	500,000	627,404
New Jersey: 4.24%
Miscellaneous revenue: 3.55%
New Jersey EDA School Facilities Construction Series Q	4.00	6-15-2034	750,000	883,227
Transportation revenue: 0.69%
New Jersey Transportation Trust Fund Capital Appreciation Bond Transportation System Series A ¤	0.00	12-15-2032	215,000	172,189
				1,055,416
New York: 9.77%
Education revenue: 5.52%
Build New York City Resource Corporation Academic Leadership Charter Project	4.00	6-15-2036	400,000	453,186
Build New York City Resource Corporation New World Preparatory Charter School Project	4.00	6-15-2031	300,000	332,672
New York Dormitory Authority Revenues Non Fordham University Series A	5.00	7-1-2041	285,000	335,684

10  |  Allspring Managed Account

Portfolio of investments—December 31, 2021

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Saint Lawrence County NY IDA Civic Development Corporation Clarkson University Project Series A	5.00%	9-1-2040	$ 100,000	$ 126,661
Saint Lawrence County NY IDA Civic Development Corporation Clarkson University Project Series A	5.00	9-1-2041	100,000	126,362
				1,374,565
Transportation revenue: 2.29%
Metropolitan Transportation Authority Revenue Transportation Climate Bond Certified	4.00	11-15-2047	500,000	569,469
Water & sewer revenue: 1.96%
Buffalo NY Sewer Authority Green Bonds	5.00	6-15-2031	175,000	218,605
Western Nassau County NY Water Authority Series A Green Bonds	4.00	4-1-2041	225,000	269,367
				487,972
				2,432,006
North Carolina: 3.73%
Education revenue: 1.70%
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bond Campbell University Series A	5.00	10-1-2027	350,000	423,729
Miscellaneous revenue: 2.03%
Fayetteville State University Revenue Refunding Bond Limited Obligation Student Housing Project (AGM Insured) 144A	5.00	4-1-2025	445,000	505,365
				929,094
North Dakota: 2.34%
Health revenue: 1.22%
Grand Forks ND Health Care System Revenue Altru Health System	5.00	12-1-2024	270,000	303,933
Miscellaneous revenue: 1.12%
University of North Dakota Certificates Participation Housing Infrastructure Project Series A (AGM Insured)	5.00	6-1-2024	250,000	277,346
				581,279
Ohio: 2.11%
Education revenue: 1.31%
Northeast Ohio Medical University General Receipts Refunding Bond Series B (BAM Insured)	5.00	12-1-2022	100,000	104,256
Northeast Ohio Medical University General Receipts Refunding Bond Series B (BAM Insured)	5.00	12-1-2023	100,000	108,607
Northeast Ohio Medical University General Receipts Refunding Bond Series B (BAM Insured)	5.00	12-1-2024	100,000	112,568
				325,431

Allspring Managed Account  |  11

Portfolio of investments—December 31, 2021

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.80%
Columbus OH Metropolitan Housing Authority General Revenue ##	1.00%	8-1-2024	$ 200,000	$ 200,591
				526,022
Oklahoma: 3.38%
Transportation revenue: 3.38%
Oklahoma Turnpike Authority Second Senior Revenue Bonds Series C	5.00	1-1-2047	705,000	842,264
Pennsylvania: 18.04%
Education revenue: 4.43%
Montgomery County PA IDA Germantown Academy Project	4.00	10-1-2046	400,000	462,855
Pennsylvania Higher Educational Facilities Authority Widener University Series A	4.00	7-15-2046	100,000	114,669
Pennsylvania Higher Educational Refunding Bond Drexel University	5.00	5-1-2026	445,000	524,863
				1,102,387
GO revenue: 4.27%
Philadelphia PA Series A	5.00	5-1-2023	1,000,000	1,062,619
Health revenue: 3.28%
Lehigh County PA General Purpose Authority Revenues Good Shepherd Group Series A	4.00	11-1-2027	700,000	816,224
Transportation revenue: 3.89%
Pennsylvania Turnpike Commission Subordinated Revenue Refunding Bonds Series 2016	5.00	6-1-2028	275,000	320,536
Pennsylvania Turnpike Commission Subordinated Revenue Refunding Bonds Series B-1 2017	5.00	6-1-2030	535,000	646,816
				967,352
Water & sewer revenue: 2.17%
Philadelphia PA Water & Wastewater Revenue Bonds Series C	5.00	10-1-2023	500,000	540,940
				4,489,522
Rhode Island: 3.06%
Education revenue: 3.06%
Rhode Island HEFA Providence College Project Series A	4.00	11-1-2050	645,000	761,587
Texas: 2.93%
Education revenue: 1.97%
Odessa College District Revenue Consolidated Fund	4.00	7-1-2025	440,000	491,253
Water & sewer revenue: 0.96%
Upper Trinity Regional Water District Regional Treated Water Supply Project (BAM Insured)	4.00	8-1-2038	200,000	237,985
				729,238

12  |  Allspring Managed Account

Portfolio of investments—December 31, 2021

	Interest rate	Maturity date	Principal	Value
Washington: 1.66%
Housing revenue: 0.65%
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding Bond	3.00%	10-1-2025	$ 150,000	$ 161,568
Utilities revenue: 1.01%
Seattle WA Municipal Light & Power Refunding Bond Series B (SIFMA Municipal Swap +0.25%) ±	0.35	5-1-2045	250,000	252,102
				413,670
Wisconsin: 1.94%
Education revenue: 0.87%
PFA Wisconsin Education Revenue Coral Academy of Science	4.00	7-1-2024	100,000	106,455
PFA Wisconsin Education Revenue Coral Academy of Science	4.00	7-1-2025	100,000	108,572
				215,027
Health revenue: 1.07%
PFA Wisconsin Hospital Revenue Carson Valley Medical Center Series A	3.00	12-1-2026	250,000	267,120
				482,147
Total Municipal obligations (Cost $24,880,231)				24,719,497

		Yield	Shares
Short-term investments: 0.58%
Investment companies: 0.58%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01	144,598	144,685
Total Short-term investments (Cost $144,676)				144,685
Total investments in securities (Cost $25,024,907)	99.90%			24,864,182
Other assets and liabilities, net	0.10			24,615
Total net assets	100.00%			$24,888,797

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Allspring Managed Account  |  13

Portfolio of investments—December 31, 2021

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Company
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
PFA	Public Finance Authority
SIFMA	Securities Industry and Financial Markets Association
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$0	$36,639,150	$(36,494,482)	$8	$9	$144,685	144,598	$30

14  |  Allspring Managed Account

Statement of assets and liabilities—December 31, 2021

Assets
Investments in unaffiliated securities, at value (cost $24,880,231)	$ 24,719,497
Investments in affiliated securities, at value (cost $144,676)	144,685
Receivable for interest	214,713
Receivable from manager	22
Prepaid expenses and other assets	2,961
Total assets	25,081,878
Liabilities
Payable for when-issued transactions	191,686
Dividends payable	1,395
Total liabilities	193,081
Total net assets	$24,888,797
Net assets consist of
Paid-in capital	$ 25,049,450
Total distributable loss	(160,653)
Total net assets	$24,888,797
Computation of net asset value per share
Net assets	$ 24,888,797
Share outstanding [1]	1,252,489
Net asset value per share	$19.87
[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  15

Statement of operations—period ended December 31, 20211

Investment income
Interest	$ 140,706
Income from affiliated securities	30
Total investment income	140,736
Expenses
Custody and accounting fees	2,961
Professional fees	52,652
Registration fees	54,557
Shareholder report expenses	8,983
Trustees’ fees and expenses	10,759
Other fees and expenses	1,307
Total expenses	131,219
Less: Fee waivers and/or expense reimbursements	(131,219)
Net expenses	0
Net investment income	140,736
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	3,897
Affiliated securities	8
Net realized gains on investments	3,905
Net change in unrealized gains (losses) on
Unaffiliated securities	(160,734)
Affiliated securities	9
Net change in unrealized gains (losses) on investments	(160,725)
Net realized and unrealized gains (losses) on investments	(156,820)
Net decrease in net assets resulting from operations	$ (16,084)
[1]	For the period from May 26, 2021 (commencement of operations) to December 31, 2021
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Managed Account

Statement of changes in net assets

	Year ended December 31, 2021[1]
Operations
Net investment income		$ 140,736
Net realized gains on investments		3,905
Net change in unrealized gains (losses) on investments		(160,725)
Net decrease in net assets resulting from operations		(16,084)
Distributions to shareholders from
Net investment income and net realized gains		(144,569)
Capital share transactions	Shares
Proceeds from shares sold	1,250,000	25,000,000
Reinvestment of distributions	2,489	49,450
Net increase in net assets resulting from capital share transactions		25,049,450
Total increase in net assets		24,888,797
Net assets
Beginning of period		0
End of period		$24,888,797
[1]	For the period from May 26, 2021 (commencement of operations) to December 31, 2021
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  17

Financial highlights
(For a share outstanding throughout each period)
Year ended December 31
2021 [1]
Net asset value, beginning of period	$20.00
Net investment income	0.12
Net realized and unrealized gains (losses) on investments	(0.13)
Total from investment operations	(0.01)
Distributions to shareholders from
Net investment income	(0.12)
Net realized gains	(0.00) [2]
Total distributions to shareholders	(0.12)
Net asset value, end of period	$19.87
Total return[3]	(0.07)%
Ratios to average net assets (annualized)
Gross expenses	0.88%
Net expenses[4]	0.00%
Net investment income	0.94%
Supplemental data
Portfolio turnover rate	14%
Net assets, end of period (000s omitted)	$24,889

[1]	For the period from May 26, 2021 (commencement of operations) to December 31, 2021
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
[4]	The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Managed Account

Notes to financial statements
1. ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Managed Account CoreBuilder Shares - Series SM Fund (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose fund invested primarily in municipal securities determined to have a positive ESG impact and is intended to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund is intended to help enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures

Allspring Managed Account  |  19

Notes to financial statements
and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal years since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2021, the aggregate cost of all investments for federal income tax purposes was $25,024,907 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 18,954
Gross unrealized losses	(179,679)
Net unrealized losses	$(160,725)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$ 0	$ 24,719,497	$0	$ 24,719,497
Short-term investments
Investment companies	144,685	0	0	144,685
Total assets	$144,685	$24,719,497	$0	$24,864,182
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

20  |  Allspring Managed Account

Notes to financial statements
For the period from May 26, 2021 (commencement of operations) to December 31, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
The Trust has entered into an investment management contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Allspring Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Alllspring Funds Management pays Allspring Global Invesments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, for its services as the subadviser to the Fund.
Generally, no ordinary operating fees or expenses are charged to the Fund. Allspring Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $17,350,000, $4,650,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the period from May 26, 2021 (commencement of operations) to December 31, 2021.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the period from May 26, 2021 (commencement of operations) to December 31, 2021 were $28,163,046 and $3,018,670, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the period from May 26, 2021 (commencement of operations) to December 31, 2021, there were no borrowings by the Fund under the agreement.
7. DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid for the period from May 26, 2021 (commencement of operations) to December 31, 2021 was $3,905 of ordinary income and $140,664 of tax-exempt income.
As of December 31, 2021, the components of distributable earnings on a tax basis were as follows:
Undistributed tax-exempt income	Unrealized losses
$1,467	$(160,725)
8. CONCENTRATION RISK
Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of December 31, 2021, Allspring owned 100% of the Fund.

Allspring Managed Account  |  21

Notes to financial statements
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

22  |  Allspring Managed Account

Report of independent registered public accounting firm
To the Shareholder of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Managed Account CoreBuilder Shares - Series SM (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of December 31, 2021, the related statements of operations and changes in net assets for the period from May 26, 2021 (commencement of operations) to December 31, 2021, and the related notes (collectively, the financial statements) and the financial highlights for the period from May 26, 2021 to December 31, 2021. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations, the changes in its net assets, and the financial highlights for the period from May 26, 2021 to December 31, 2021, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
February 25, 2022

Allspring Managed Account  |  23

Other information (unaudited)
TAX INFORMATION
For the fiscal year ended December 31, 2021, $3,916 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended December 31, 2021.
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

24  |  Allspring Managed Account

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
Judith M. Johnson** (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Managed Account  |  25

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**  Ms. Johnson has resigned from the Board effective December 31, 2021.

26  |  Allspring Managed Account

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Managed Account  |  27

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
Attn: Managed Account Services
P.O. Box 1450
Milwaukee, WI 53201
Website: allspringglobal.com
Telephone: 1-888-877-9275
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-888-877-9275 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0122-00223 02-22
ACBSM/AR131 12-21

ITEM 2.	CODE OF ETHICS

(a) As of the end of the period covered by the report, Allspring Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Funds Trust has determined that Isaiah Harris and Judith Johnson are each an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Harris and Ms. Johnson are independent for purposes of Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended	Fiscal year ended
	December 31, 2021	December 31, 2020
Audit fees	$93,810	$51,160
Audit-related fees	—	—
Tax fees (1)	4,160	2,030
All other fees	—	—

	$97,970	$53,190

(1) Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services.

If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Allspring Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS

(a)(1)	Code of Ethics.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:

/s/ Andrew Owen

Andrew Owen
President

Date: February 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date: February 25, 2022

By:
/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: February 25, 2022